INTEREST IN STABLE VALUE FUND (Tables)	12 Months Ended
Dec. 31, 2025
EBP 310
EBP, Master Trust [Line Items]
Schedule of Master Trust Net Assets
The net assets of the DC Master Trust and the Plan's interest in the DC Master Trust were as follows ($ in thousands):

	As of December 31, 2025
	Master Trust Balances	Plan's Interest in Master Trust Balances
Assets:
At fair value:
Short-term investment funds	$21,639	$1,167
HII common stock	274,356	5,307
Collective trust funds	5,820,851	444,067
Schwab Personal Choice Retirement Account	451,237	—
Total investments at fair value	6,568,083	450,541

At contract value:
Synthetic guaranteed investment contracts	671,822	36,756
Total investments at contract value	671,822	36,756

Receivables:
Pending receivable	40,687	—
Accrued balance	421	421
	41,108	421

Total assets	7,281,013	487,718

Liabilities:
Accrued expenses	749	—

Total liabilities	749	—

Net assets	$7,280,264	$487,718

	As of December 31, 2024
	Master Trust Balances	Plan's Interest in Master Trust Balances
Assets:
At fair value:
Short-term investment funds	$21,658	$1,207
HII common stock	181,010	4,400
Collective trust funds	5,040,576	396,848
Schwab Personal Choice Retirement Account	401,646	—
Total investments at fair value	5,644,890	402,455

At contract value:
Synthetic guaranteed investment contracts	687,944	38,882
Total investments at contract value	687,944	38,882

Receivables:
Pending receivable	37,618	—
Accrued balance	382	382
	38,000	382

Total assets	6,370,834	441,719

Liabilities:
Accrued expenses	497	—

Total liabilities	497	—

Net assets	$6,370,337	$441,719
Investment income (loss) for the DC Master Trust for the year ended December 31, 2025, was as follows ($ in thousands):

Investment income:

Net appreciation in fair value of investments	$1,086,929
Dividends	13,646
Interest	24,075
Administrative and investment expenses	(8,819)

Total investment income	$1,115,831
Investments held in the Stable Value Fund as of December 31, 2025 and 2024, were as follows ($ in thousands):

	2025	2024
Synthetic guaranteed investment contracts - at contract value	$671,822	$687,944
Short-term investment fund - at fair value	21,173	21,124

Total	$692,995	$709,068